Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations
NOTE 3 BUSINESS COMBINATIONS

In June 2014, the Company acquired the Chicago-area branch banking operations of the Charter One Bank franchise (“Charter One”) owned by RBS Citizens Financial Group. The acquisition included Charter One’s retail branch network, small business operations and select middle market relationships. The Company acquired approximately $969 million of loans and $4.8 billion of deposits with this transaction.

In February 2013, the Company acquired Collective Point of Sale Solutions, a Canadian merchant processor. The Company recorded approximately $34 million of assets, including intangibles, and approximately $4 million of liabilities with this transaction.

In November 2013, the Company acquired Quintillion Holding Company Limited, a provider of fund administration services to alternative investment funds. The Company recorded approximately $57 million of assets, including intangibles, and assumed approximately $10 million of liabilities with this transaction.